FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Amortized cost
Financial liabilities by category
Financial liabilities	$ 403,635,336	$ 419,463,134
Fair value
Financial liabilities by category
Financial liabilities	7,530	4,218,822
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	144,018,905	141,779,322
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities		3,135,008
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	138,936,050	157,926,152
Secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	103,603,614	102,270,445
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	15,913,114	16,411,981
Consideration for acquisition | Amortized cost
Financial liabilities by category
Financial liabilities	1,163,653	1,075,234
Consideration for acquisition | Fair value
Financial liabilities by category
Financial liabilities	$ 7,530	$ 1,083,814